RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

29.RELATED PARTY TRANSACTIONS

The compensation paid to related parties in respect of services rendered in 2025 were:

●	$48,520 (2024-$135,095) in respect of fees of Matthew Shaw (Non-executive director);
●	$141,576 (2024-$129,909) in respect of fees for Maria Perrella (Non-executive director);
●	$90,353 (2023-$145,562) in respect of fees for Raghav Chopra (Non-executive director);

Following the restructuring completed on December 12, 2025, Growler Mining Tuscaloosa LLC became the Company’s controlling shareholder and is therefore a related party. Please see note 21 and 31 for details of transactions with Growler Mining Tuscaloosa LLC.

At 31 December 2025, the Group had right-of-use assets and corresponding lease liabilities recognized in respect of lease arrangements with entities under common control within the wider Growler group. These comprise one lease for the Group’s operating facilities in Alabama with a term of 10 years at a cost of $17,500 per month, and two rented facilities for the storage of assets on rolling monthly terms at a cost of $3,000 per month each.